Stock Options and Awards - Schedule of Stock-based Compensation Expense (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Directly identifiable as BIGToken's	$ 237,000	$ 467,000
Allocated from SRAX, Inc.	1,091,000	516,000
Stock-based compensation expense	$ 1,328,000	$ 983,000